Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	[1]	€ (2,653,619)	€ (3,188,001)
Net loss from discontinued operations		(710,822)	(553,817)
Net loss from continuing operations		(1,942,797)	(2,634,184)
Adjust net loss for items not involving cash:
Depreciation on property, plant and equipment		2,238	2,309
Amortization of intangible assets		61,101	39,671
Fair value (gain) loss on financial assets at fair value through profit and loss			(2,389)
Credit losses, loan receivable		82,361
Credit losses, trade and other receivables		198,102
Change in fair value of warrant liabilities		(25,895)	19,389
Share-based compensation – services		920,398	785,406
Share-based compensation – options		85,158	85,158
Gain on previously held interest in acquired entity		(2,042,272)
Interest incurred on debt		2,257	(4,609)
Interest incurred on debt, related party		72,783
Change in contingent consideration		(2,000)	56,000
Debt conversion		42,662
Changes in non-cash working capital items:
Trade and other receivables		569,131	(212,053)
Trade and other receivables – related parties		3,138	(60,075)
Inventory		(7,443)	(16,368)
Deposits and prepayments		(43,805)	(8,251)
Contract liabilities and deferred revenue		76,905	(71,570)
Loan receivable		(69,774)	19,514
Trade and other payables		(590,792)	99,299
Trade and other payables – related parties		149,340	(3,548)
Net cash (used in) operating activities from continuing operations		(2,459,204)	(1,906,301)
Net cash provided by (used in) operating activities from discontinued operations		(701,452)	171,979
Net cash (used in) operating activities		(3,160,656)	(1,734,322)
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired		(3,100,277)
Purchase of property, plant and equipment		(976)	(2,334)
Proceeds from financial assets at fair value through profit and loss			286,436
Net cash provided by (used in) investing activities from continuing operations		(3,101,253)	284,102
Net cash (used in) investing activities from discontinued operations		(32,539)	(205,925)
Net cash provided by (used in) investing activities		(3,133,792)	78,177
Cash flows from financing activities:
Proceeds from sale of ordinary shares		2,121,885
Proceeds from direct loan with related party		2,394,175
Change in bank overdraft		126,915
Contribution from minority interest member		69,403
Partial repayment of debt		(6,814)	2,064
Net cash provided by financing activities from continuing operations		4,705,564	2,064
Net cash provided by (used in) financing activities from discontinued operations		487,500	(108,909)
Net cash provided by (used in) financing activities		5,193,064	(106,845)
Net (decrease) in cash		(1,101,384)	(1,762,990)
Cash, beginning of period		1,522,006	2,176,793
Effect of foreign exchange rate changes		237,514	18,032
Cash from continuing operations, end of the period		658,136	431,835
Supplemental cash flow disclosures:
Cash paid for interest
Cash paid for income taxes

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.